Financial instruments (Related risk management) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,017,609,000	$ 2,468,599,000
Financial liabilities	(2,394,884,000)	(1,439,343,000)
Gain (loss) on derivatives	37,791,000	(72,949,000)
Finance income	111,670,000	37,499,000
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	566,809,000	1,143,674,000	$ 1,247,447,000
Short-term investments	0	1,138,174,000
Derivative assets	$ 28,467,000	2,807,000
USD Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in CAD$	5.00%
USD Currency Risk [Member] | Cash And Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 144,149,000
Gain (loss), foreign exchange	7,207,000
USD Currency Risk [Member] | Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	371,618,000
Gain (loss), foreign exchange	18,581,000
USD Currency Risk [Member] | Accounts Payable And Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(302,364,000)
Gain (loss), foreign exchange	(15,118,000)
USD Currency Risk [Member] | Long-Term Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(786,397,000)
Gain (Loss) on Long Term Debt	(39,320,000)
USD Currency Risk [Member] | Net Foreign Currency Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,942,000
Gain (loss), foreign exchange	(102,567,000)
Interest Rate Risk [Member] | Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	(760,000)
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	(7,946,000)
Credit Risk [Member]
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	566,809,000	1,143,674,000
Short-term investments	0	1,138,174,000
Accounts receivable	415,561,000	178,088,000
Derivative assets	$ 28,467,000	$ 2,807,000